Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Machinery and equipment	$ 45,034	$ 29,807
Buildings and improvements	22,501	14,504
Computer equipment and software	19,873	11,885
Office equipment	3,785	2,610
Furniture and fixtures	5,019	2,400
Land	8,772	4,430
Property, Plant and Equipment, Gross	104,984	65,636
Accumulated depreciation and amortization	(46,523)	(38,951)
Property, Plant and Equipment, Net Excluding Capital Work In Progress and Land and Improvements	58,461	26,685
Capital work-in-progess	3,609	12,984
Property, Plant and Equipment, Net	$ 62,070	$ 39,669